Retirement Benefits Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Obligations and Funded Status
Pension and other postretirement benefit liabilities are accrued on an actuarial basis during the years an employee provides services.  The following table contains information at the dates indicated about the obligations and funded status of pension and other postretirement plans on a combined basis:

	December 31, 2012
	Pension Benefits	Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation at acquisition date	$1,257	$359
Service cost	3	1
Interest cost	15	3
Amendments	—	17
Benefits paid, net	(71)	(8)
Curtailments	—	(80)
Actuarial (gain)/loss and other	(9)	4
Benefit obligation at end of period	$1,195	$296

Change in plan assets:
Fair value of plan assets at acquisition date	$941	$306
Return on plan assets and other	22	5
Employer contributions	14	9
Benefits paid, net	(71)	(8)
Fair value of plan assets at end of period	$906	$312

Amount underfunded (overfunded) at end of period	$289	$(16)

Amounts recognized in the consolidated balance sheets consist of:
Noncurrent assets	$—	$59
Current liabilities	(15)	(2)
Noncurrent liabilities	(274)	(41)
	$(289)	$16

Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Net actuarial gain	$(1)	$(1)
Prior service cost	—	16
	$(1)	$15

Schedule of Accumulated and Projected Benefit Obligations [Table Text Block]
The following table summarizes information at the dates indicated for plans with an accumulated benefit obligation in excess of plan assets:

	Pension Benefits	Other Postretirement Benefits
Projected benefit obligation	$1,195	N/A
Accumulated benefit obligation	1,179	$225
Fair value of plan assets	906	185

Schedule of Benefit Obligations Assumptions [Table Text Block]
Assumptions
The weighted-average assumptions used in determining benefit obligations at the dates indicated are shown in the table below:

	December 31, 2012
	Pension Benefits	Other Postretirement Benefits
Discount rate	3.41%	2.39%
Rate of compensation increase	3.17%	N/A

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
The assumed health care cost trend rates used to measure the expected cost of benefits covered by Southern Union’s other postretirement benefit plans are shown in the table below:

December 31, 2012
Health care cost trend rate assumed for next year	7.78%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.32%
Year that the rate reaches the ultimate trend rate	2018

Schedule of Health Care Cost Trend Rates [Table Text Block]	.
Fair Value of Plan Assets [Table Text Block]
The fair value of the other postretirement plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and Cash Equivalents	$7	$7	$—	$—
Mutual funds (1)	147	126	21	—
Fixed income securities	158	—	158	—
Total	$312	$133	$179	$—

(1)	Primarily comprised of approximately 19% equities, 74% fixed income securities, 4% cash, and 3% in other investments as of December 31, 2012.
The fair value of the pension plan assets by asset category at the dates indicated is as follows:

	Fair Value as of	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	December 31, 2012	Level 1	Level 2	Level 3
Asset Category:
Cash and cash equivalents	$25	$25	$—	$—
Mutual funds (1)	516	—	433	83
Fixed income securities	354	—	354	—
Multi-strategy hedge funds (2)	11	—	11	—
Total	$906	$25	$798	$83

(1)	Primarily comprised of approximately 36% equities, 54% fixed income securities, and 10% in other investments as of December 31, 2012.

(2)
Primarily includes hedge funds that invest in multiple strategies, including relative value, opportunistic/macro, long/short equities, merger arbitrage/event driven, credit, and short selling strategies, to generate long-term capital appreciation through a portfolio having a diversified risk profile with relatively low volatility and a low correlation with traditional equity and fixed-income markets.  These investments can generally be redeemed effective as of the last day of a calendar quarter at the net asset value per share of the investment with approximately 65 days prior written notice.

Schedule of Expected Benefit Payments [Table Text Block]
Benefit Payments
Southern Union’s and Sunoco’s estimate of expected benefit payments, which reflect expected future service, as appropriate, in each of the next five years and in the aggregate for the five years thereafter are shown in the table below:

Years	Benefits	Other Postretirement Benefits (Gross, Before Medicare Part D)	Other Postretirement Benefits (Medicare Part D Subsidy Receipts)
2013	$254	$38	$1
2014	105	34	1
2015	98	33	1
2016	87	32	1
2017	82	30	1
2018 - 2021	328	107	4